Document and Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document and Entity Information
Entity Registrant Name	Yirendai Ltd.
Entity Central Index Key	0001631761
Document Type	20-F
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	119,512,300
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY